Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2023	$ 97,070,976	$ 6,870,139		$ (103,588,356)	$ (434,303)	$ 489,260	$ 407,716
Balance, shares at Dec. 31, 2023	1,969,566
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 10,384,145						10,384,145
Shares issued for financing, shares	1,477,208
Share issue costs	$ (1,632,871)	509,454					(1,123,417)
Shares issued for the exercise of warrants	$ 4,056,827						4,056,827
Shares issued for exercise of warrants, shares	1,991,668
Shares returned to treasury
Shares returned to treasury, shares	(36,000)
Shares issued for the exercise of RSUs	$ 863,907	(863,907)
Shares issued for the exercise of RSUs, shares	25,353
Warrants			3,776,428				3,776,428
Share-based payments		1,182,618					1,182,618
Net loss				(13,877,473)			(13,877,473)
Change in fair value of equity investments at FVOCI					(175,117)		(175,117)
Translation of foreign operations						(9,944)	(9,944)
Balance at Dec. 31, 2024	$ 110,742,984	7,698,304	3,776,428	(117,465,829)	(609,420)	479,316	4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 56,907,745						56,907,745
Shares issued for financing, shares	11,887,895
Share issue costs	$ (7,328,931)	2,225,727					(5,103,204)
Shares issued for the exercise of warrants	$ 67,861,616	(2,716,408)	(4,753,719)				60,391,489
Shares issued for exercise of warrants, shares	11,712,347
Shares returned to treasury, shares	(36,000)
Shares issued for the exercise of RSUs	$ 1,249,123	(1,249,123)
Shares issued for the exercise of RSUs, shares	216,738
Warrants			1,103,825				1,103,825
Share-based payments		1,388,957					1,388,957
Net loss				(22,981,079)			(22,981,079)
Change in fair value of equity investments at FVOCI					64,286		64,286
Translation of foreign operations						(62,977)	(62,977)
Shares issued for overallotment	$ 294,000						294,000
Shares issued for overallotment, shares	100,000
Shares issued for overallotment	$ (28,030)						(28,030)
Balance at Dec. 31, 2025	$ 229,698,507	$ 7,347,457	$ 126,534	$ (140,446,908)	$ (545,134)	$ 416,339	$ 96,596,795
Balance, shares at Dec. 31, 2025	29,344,775